Business Combinations - Additional Information (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2014 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2014 USD ($)	Dec. 23, 2014
Disclosure of detailed information about business combination [line items]
Goodwill	S/ 58,946		S/ 57,367	S/ 93,288
Estimated liability	S/ 4,517,268		4,528,379
Morelco S.A.S. [member]
Disclosure of detailed information about business combination [line items]
Percentage of interest in capital stock						70.00%
Business combination consideration transferred		S/ 277,100			$ 93.7
Cash payments made for acquisition | $					78.5
Contingent liabilities recognised in business combination		45,700			15.1
Goodwill		S/ 105,800			$ 36.1
Non-controlling interest, ownership interest		30.00%
Price per share description	The price per share in each sale option shall be equal to the base price per share plus an interest charge. The base price per share shall be the result of dividing 5,375 times the EBITDA of the twelve (12) months prior to the date of receipt of the Notification of the option of sale by Cumbra Peru S.A. minus DFN, between (and) all of the shares at the date of receipt of the Notice of option of sale by Cumbra Peru S.A.; however, the corresponding base price per share shall not be less than the price per share corresponding to the purchase price [as that term is defined in the share sale Contract). The base price per Minimum action established in this Section 7.3 (c) shall not apply: (a) in a sale option that is triggered by the Cumbra Peru S.A. share provision to a third party, when the Cumbra Peru S.A. Stock provision does not result in a sale of the Company, and (b) in an Opt sales ion activated before an Exempt Operation. On the base price per share, remuneration interest will be caused at an annual interest rate composed of two point seventy percent (2.70%) as of (i) February 14, 2018 for option 1; (ii) December 31, 2019 for sale option 2 and (iii) in both cases, up to the effective payment date of the purchase contract price concluded as a result of the exercise of each sale option.
Morelco S.A.S. [member] | Purchased call options [member]
Disclosure of detailed information about business combination [line items]
Period over which shares of non-controlling interest be acquired		10 years
Morelco S.A.S. [member] | Written put options [member]
Disclosure of detailed information about business combination [line items]
Estimated liability	S/ 118,600		S/ 106,400
Initial share holder selling option terms	As of December 31, 2020 and for a term of six (6) months, the initial shareholder may exercise a selling option, only once, for a number of shares held by the Initial shareholder equivalent to sixty-six point sixty-seven percent (66.67%) of the shares held by the Initial shareholder at the time of exercising the Low sale option this sub-clause (sale option 1). As of December 31, 2022 and for a term of six (6) months, the Initial shareholder may at any time exercise a sale option, for one time only, for the totality and not less than the totality of the shares held by the Initial shareholder at the time of exercising the sale option under this subclause, notwithstanding the foregoing, if Cumbra Peru S.A. does not fulfill its obligations subject to the option of sale 1 within the period indicated in paragraph b of this Section 7.3, the term established for the exercise of option 2 is accelerated and may be exercised by the Initial shareholder at any time after the day following expiration of said period by sending a Notification of the option of sale to Cumbra Peru S.A., so that in such event Cumbra Peru S.A. will only fulfill its obligations by purchasing one hundred (100%) of the shares held by the previous shareholder.